Loss and loss adjustment expense reserves - Schedule of activity in the reserve for losses and loss adjustment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Gross reserves for loss and loss adjustment expenses, beginning of year	$ 1,111,692	$ 937,157	$ 720,570
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	(5,520)	(2,031)	(1,113)
Deferred Costs	(6,738)	(3,847)	0
Net reserves for loss and loss adjustment expenses, beginning of year	1,289,699	1,099,434	931,279	$ 719,457
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Current year	431,506	489,994	434,276
Prior years	(33,792)	86,495	(4,138)
Total incurred loss and loss adjustment expenses	465,298	403,499	438,414
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Current year	(73,550)	(63,638)	(85,173)
Prior years	(209,534)	(188,392)	(132,336)
Total net paid losses	(283,084)	(252,030)	(217,509)
Foreign currency translation	8,051	16,686	(9,083)
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	14,375	5,520	2,031
Deferred Costs	5,994	6,738	3,847
Gross reserves for loss and loss adjustment expenses, end of year	1,310,068	1,111,692	937,157
Prior Year Claims and Claims Adjustment Expense, Including Amortization of Deferred Gains	(33,800)	86,500	4,100
Premium Adjustments on Certain Contracts
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years	(18,800)	(12,000)	17,000
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Change In Policy Acquisition Costs	(5,000)	(7,200)	5,400
Change in Accounting Estimate, Financial Impact	(23,800)	(4,800)	22,400
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Premium Estimates	27,900	3,100	(23,400)
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	4,100	1,700	1,000
Unfavorable (Favorable) Reserve Development
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years	(15,000)	98,500	12,900
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Change In Policy Acquisition Costs	(11,800)	(100,900)	(7,700)
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	(34,600)	5,400	5,200
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Earned Premium	7,800	7,800
Impact On Underwriting Income
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	(30,500)	3,700	6,200
General Liability | Unfavorable (Favorable) Reserve Development
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	19,900	(8,800)
Multi-Line | Unfavorable (Favorable) Reserve Development
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	18,900	(8,100)
Worker Compensation Contracts | Unfavorable (Favorable) Reserve Development
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	7,600	14,900	(15,800)
Retroactive reinsurance contracts | Unfavorable (Favorable) Reserve Development
Increase (decrease) in net loss and loss adjustment expenses incurred in respect of losses occurring in:
Prior years	(21,600)	(69,400)
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Change In Policy Acquisition Costs	(19,200)	(68,900)
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss	$ (2,400)	(500)
Auto contracts | Unfavorable (Favorable) Reserve Development
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss		$ 3,500
Other Contracts | Unfavorable (Favorable) Reserve Development
Net loss and loss adjustment expenses paid in respect of losses occurring in:
Prior Year Claims and Claims Adjustment Expense, Increase (Decrease) in Net Underwriting Loss			$ (10,500)